27. Lease liabilities (Details 1) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	$ 29,578	$ 32,252
Not later than one year [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	2,844	5,900
2021 [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	5,240	4,984
2022 [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	3,670	3,511
2023 [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	2,624	2,636
2024 [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	2,140	2,164
2025 onwards [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	$ 13,060	$ 13,057